Fixed Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Property Plant And Equipment [Abstract]
Capital leases, asset gross	$ 24.72	149.67	104.11
Capital leases, accumulated depreciation	9.82	59.46	23.54
Capital leases, future minimum lease payments		92.06
Capital leases, future minimum lease payments due in 2014		49.16
Capital leases, future minimum lease payments due in 2015		30.40
Capital leases, future minimum lease payments due in 2016		12.46
Capital leases, future minimum lease payments due in 2017		0.04
Capital leases, future minimum lease payments due in 2018		0
Fixed assets, depreciation expense	270.68	1,640.00	1,200.00	747.74
Impairment loss on fixed assets	$ 0.34	2.06	0	0